Investments accounted for using the equity method - Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 5,033	€ 2,510
Cash and cash equivalents	46,433	49,629	[1]	€ 22,893
Total Equity	72,382	56,307	[1]	23,873		€ 21,801
Carrying amount of interest	4,561	5,635
Interest and similar expenses	(959)	(545)		(178)
Income tax expense	(2,729)	(1,911)		(504)	[2]
Net profit from continuing operations	16,779	13,218		2,338	[2]
Net profit	16,779	14,208		2,023	[2]
Total Comprehensive income attributable to owners of the parent (A+B)	19,781	18,020		1,591
Company’s share of net profit	286	737		(95)
FCA Bank
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount of interest	0	1,858
Finance companies in partnership with Santander Consumer Finance
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	33,616	31,959
Cash and cash equivalents	2,527	2,758
Other assets	1,600	1,147
Financial liabilities	28,558	27,445
Other liabilities	2,474	1,869
Total Equity	4,184	3,792
Company’s share of net assets	2,092	1,896
Carrying amount of interest	2,092	1,896
Interest and similar income	2,592	2,300		2,249
Interest and similar expenses	(1,258)	(997)		(979)
Income tax expense	(219)	(210)		(227)
Net profit from continuing operations	690	673		552
Net profit	690	673		552
Net profit attributable to owners of the parent (A)	345	336		276
Other comprehensive income/(loss) attributable to owners of the parent (B)	(8)	15		(24)
Total Comprehensive income attributable to owners of the parent (A+B)	337	351		252
Company’s share of net profit	€ 345	€ 336		€ 276

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 3, Scope of consolidation